Award Timing Disclosure	12 Months Ended
Oct. 26, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We do not backdate stock options or grant equity retroactively. We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates for the purpose of affecting the value of such grants. Most equity (stock options and full-value awards such as RSUs) is granted in the ordinary course on the second Tuesday in December, which is after our release of fourth quarter financial results. For our non-employee directors and CEO, annual equity is granted February 1 or the first business day thereafter. We typically release our first quarter financial results in late February or early March. If an equity grant is made other than in December or February (due to a hiring or promotion, for example), we generally require that the grant be made on the second Tuesday of the calendar month in or following approval of the award or, if to a new hire, in or following the grantee’s date of hire.

Award Timing Method	We do not backdate stock options or grant equity retroactively. We do not grant equity awards in anticipation of the release of material nonpublic information, and we do not time the release of material nonpublic information based on equity award grant dates for the purpose of affecting the value of such grants.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
In Fiscal 2025, no stock options were granted to any NEO within four business days prior to or one business day following the filing of a Form 10-Q, 10-K, or 8-K that disclosed material nonpublic information.

MNPI Disclosure Timed for Compensation Value	false